Revenue by Product Category (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Segment Reporting Information [Line Items]
NET SALES	$ 803,552	$ 639,142	$ 945,921
Mobile Storage
Segment Reporting Information [Line Items]
NET SALES	796,365	632,813	926,760
Others
Segment Reporting Information [Line Items]
NET SALES	$ 7,187	$ 6,329	$ 19,161